Changes in liabilities from financing activities	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Changes in liabilities from financing activities
33.	Changes in liabilities from financing activities

	January 1, 2018	Cash flow	Payment of interest from of loans and financing and debentures	Interest + Exchange and monetary variation	Proceeds loans and financing obtained	Others (*)	December 31, 2018
Loans and financing current	14,139	(17,835)	(17,525)	57,675	5,492	559,529	601,475
Loans and financing non-current	371,375	—	—	—	215,428	(559,981)	26,822
Debentures current	—	—	—	—	—	966,386	966,386
Debentures non-current	1,068,979	—	—	81,259	(183,852)	(966,386)	—
Total liabilities from financing activities	1,454,493	(17,835)	(17,525)	138,934	37,068	(452)	1,594,683

	January 1, 2017	Cash flow	Payment of interest from of loans and financing and debentures	Interest + Exchange and monetary variation	Proceeds loans and financing obtained	Others (*)	December 31, 2017
Loans and financing current	16,732	(21,093)	(11,295)	13,051	378,154	(361,410)	14,139
Loans and financing non-current	9,965	—	—	—	—	361,410	371,375
Debentures current	1,665,629	(77,816)	(288,151)	125,831	(356,514)	(1,068,979)	—
Debentures non-current	—	—	—	—	—	1,068,979	1,068,979
Accounts payable from acquisition of investments current	4,856	(9,001)	—	(711)	—	4,856	—
Accounts payable from acquisition of investments non-current	4,856	—	—	—	—	(4,856)	—

Total liabilities from financing activities	1,702,038	(107,910)	(299,446)	138,171	21,640	—	1,454,493

	January 1, 2016	Cash flow	Payment of interest from of loans and financing and debentures	Interest + Exchange and monetary variation	Proceeds loans and financing obtained	Others (*)	December 31, 2016
Loans and financing current	64,133	(60,514)	(9,506)	5,867	6,540	10,212	16,732
Loans and financing non-current	20,177	—	—	—	—	(10,212)	9,965
Debentures current	1,417,081	—	—	248,548	—	—	1,665,629
Accounts payable from acquisition of investments current	47,041	(64,039)	—	—	—	21,854	4,856
Accounts payable from acquisition of investments non-current	26,710	—	—	—	—	(21,854)	4,856

Total liabilities from financing activities	1,575,142	(124,553)	(9,506)	254,415	6,540	—	1,702,038

(*)	Debt restructuring - refer to Note 14 for further details.